Investments - other invested assets – equity method investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Investments [Line Items]
Total revenues	$ 4,262	$ 7,240	$ 24,697	$ 23,257	$ 15,062
Net income	(459)	$ 3,366	8,159	8,243	642
Total VIE Assets	366,691		360,322	425,431		$ 422,435
Total liabilities	(354,226)		(350,003)	(396,359)		$ (383,760)
Other bond securities	4,103		3,769	2,082
Fixed maturity securities
Investments [Line Items]
Other bond securities	4,103		3,769	2,082
Collateralized Debt Obligations | Fixed maturity securities
Investments [Line Items]
Other bond securities	$ 28
Equity Method Investee
Investments [Line Items]
Total revenues			6,316	9,425	2,375
Total expenses			(579)	(674)	(778)
Net income			5,737	8,751	$ 1,597
Total VIE Assets			39,181	33,894
Total liabilities			$ (3,551)	$ (4,453)